Equity (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of shares distributed

On September 30, 2021, the Company's subscribed and paid-up capital stock amounted to R$8,043,222 and comprised 797,218,554 shares with no par value, distributed as follows:

									Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			36,472,430	10.57			36,472,430	4.57
Other		12,907,077	2.86	152,730,839	44.26	500,230	100.00	166,138,146	20.84
Total		451,668,652	100.00	344,147,506	99.74	500,230	100.00	796,316,388	99.88
Treasury shares				902,166	0.26			902,166	0.11
Total		451,668,652	100.00	345,049,672	100.00	500,230	100.00	797,218,554	99.99

Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i) American Depositary Receipts traded on the New York Stock Exchange (USA).

Schedule of other comprehensive income

(b)     Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost					Defined	Foreign
	and additional		Gain (loss)	Foreign		benefit	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	plans actuarial	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2019	123,614	19,545	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,757,539)	(525,430)	(5,282,969)

Additional indexation
Realization by depreciation or write-off assets	(29,942)							(29,942)		(29,942)
Income tax and social contribution	10,181							10,181		10,181

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(576)							(576)		(576)
Income tax and social contribution	196							196		196

Fair value adjustments
Accounts receivable		229						229		229

Foreign sales hedge
Exchange rate				(10,752,004)				(10,752,004)	(502,286)	(11,254,290)
Transfer to result				1,818,484				1,818,484	87,042	1,905,526
Income tax and social contribution				2,987,568				2,987,568	124,574	3,112,142

Fair value of Cash flow hedge
Change in fair value					(1,237,661)			(1,237,661)	7,614	(1,230,047)
Transfer to result					(105,753)			(105,753)	(35,253)	(141,006)
Income tax and social contribution					453,444			453,444	8,292	461,736

Fair value of cash flow hedge from jointly-controlled (RPR)					786			786		786

ILP PLan fair value
Change in fair value		11,113						11,113	(422)	10,691
Income tax and social contribution		(3,513)						(3,513)		(3,513)

Foreign currency translation adjustment							5,010,215	5,010,215	(341,749)	4,668,466

Effect of CPC 42 / IAS 29 - hyperinflation							5,078	5,078		5,078

On September 30, 2020	103,473	27,374	(9,469)	(12,839,018)	(1,107,773)	(163,066)	7,398,785	(6,589,694)	(1,177,618)	(7,767,312)

	Attributed to shareholders' interest
	Deemed cost					Defined	Foreign
	and additional		Gain (loss)	Foreign		benefit	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	plans actuarial	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2020	96,571	31,287	(5,774)	(9,972,757)	(609,197)	(163,714)	5,445,695	(5,177,889)	(923,014)	(6,100,903)

Additional indexation
Realization by depreciation or write-off assets	(29,733)							(29,733)		(29,733)
Income tax and social contribution	10,110							10,110		10,110

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(818)							(818)		(818)
Income tax and social contribution	278							278		278

Fair value adjustments
Accounts receivable		52						52		52

Foreign sales hedge
Exchange rate				(1,390,870)				(1,390,870)	(76,897)	(1,467,767)
Transfer to result				1,783,949				1,783,949	92,108	1,876,057
Income tax and social contribution				(131,821)				(131,821)	(4,563)	(136,384)

Fair value of Cash flow hedge
Change in fair value					110,071			110,071		110,071
Transfer to result					75,954			75,954	25,319	101,273
Income tax and social contribution					(60,210)			(60,210)	(7,596)	(67,806)

Fair value of cash flow hedge from jointly-controlled (RPR)					1,239			1,239		1,239

Actuarial loss with post-employment benefits, net of taxes						1,067		1,067		1,067

ILP PLan fair value
Change in fair value		(17,220)						(17,220)	(132)	(17,352)
Income tax and social contribution		12,737						12,737		12,737

Foreign currency translation adjustment							1,084,902	1,084,902	(32,500)	1,052,402

Effect of IAS 29 - hyperinflation							25,386	25,386		25,386

On September 30, 2021	76,408	26,856	(5,774)	(9,711,499)	(482,143)	(162,647)	6,555,983	(3,702,816)	(927,275)	(4,630,091)